Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.6	$ 0.74	$ 0.8
Interim dividend, Per share	0.73	0.5	0.72
Dividends paid during the period, Per share	$ 1.33	$ 1.24	$ 1.52
Prior year final dividend, Total	$ 3,048	$ 3,749	$ 4,065
Interim dividend, Total	3,713	2,537	3,647
Dividends paid during the period, Total	$ 6,761	$ 6,286	$ 7,712